Annual Fund Operating Expenses - NVIT Columbia Overseas Value Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.04%
Class II Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.29%
Class X Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.90%
Class Y Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.89%
Class Z Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.15%